Net Investment In Subleases (Table)	12 Months Ended
Dec. 31, 2022
Disclosure Of Net Investment In Subleases [Abstract]
Disclosure of Detailed Information Net Investment in Subleases Explanatory

	December 31, 2022	December 31, 2021
Balance, beginning of year	26,562	—
Acquisition (note 5(b))	—	23,801
Additions	1,408	3,951
Finance income	833	573
Rents recovered (payments made directly to landlords)	(4,141)	(1,713)
Dispositions and remeasurements	(1,343)	(50)
Balance, end of year	23,319	26,562

Current portion	3,701	3,991
Long-term	19,618	22,571